Inventories - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory write downs	$ 4,393	$ 64	$ 1,378	$ 3,486